Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

Issued capital / Reorganization

As of December 31, 2017, and following the corporate reorganization and the initial public offering, the issued capital of the Company of €2,857,452 is divided into 23,812,100 common shares with a nominal value of €0.12.

According to the articles of association of the Company, up to 55,000,000 common shares and up to 55,000,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In connection with InflaRx N.V.’s initial public offering in the fourth quarter of 2017, whereby 7,068,128 common shares were issued against gross proceeds of €90.9 million, the Company executed a corporate reorganization whereby InflaRx N.V. became the holding company for InflaRx GmbH, which was previously the Group‘s parent company and remains the principal operating subsidiary of InflaRx N.V. In the initial step of the corporate reorganization, the existing preferred and common shareholders of InflaRx GmbH became a party to a notarial deed of issue pursuant to which they subscribed for 16,743,972 new common shares of Fireman B.V., a newly incorporated Dutch private company with limited liability, and agreed to contribute and transfer their shares in InflaRx GmbH to Fireman B.V. in consideration therefor. Upon consummation of the contribution and transfer, Fireman B.V. became the sole shareholder of InflaRx GmbH. In the final step of the corporate reorganization, the legal form of Fireman B.V. was converted from a Dutch private company with limited liability to a Dutch public company with limited liability. The conversion resulted in a name change from Fireman B.V. to InflaRx N.V. The preferred and common shares of InflaRx GmbH were exchanged on a one-to-84 basis. The conversion of outstanding option awards into awards exercisable for common shares of InflaRx N.V. also occurred on a one-to-84 basis.

Reverse acquisition of InflaRx N.V. by InflaRx GmbH

According to IAS 32, all preferred shares were classified as liability. In connection with the corporate reorganization and the conversion of all preferred shares into common shares of InflaRx N.V., this liability was reclassified into equity.

Other reserves – currency translation

The translational reserve includes foreign currency differences arising from the translation of the financial statements of foreign operations. After InflaRx Inc. was dissolved in September 2017, the reserve was released to profit or loss.

Loss per common share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period, adjusted for the reorganization (see note 2). The weighted number of common shares outstanding for fiscal years 2015, 2016 is 2,362,500 common shares and 9,410,524 common shares for fiscal year 2017.